Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Outstanding checks in excess of bank account balances	$ 180	$ 219
Other Current Liabilities
Accrued income taxes	167	71
Interest payable	267	246
Production, property, and other taxes payable	309	216
Accrued employee benefits	319	210
Derivatives	89	384
Other	144	183
Total other current liabilities	$ 1,295	$ 1,310